Finance Leases as Lessee (Tables)	12 Months Ended
Dec. 31, 2025
Finance Leases as Lessee [Abstract]
Schedule of Amounts Recognized in the Combined Balance Sheet

Amounts recognized in the consolidated balance sheet:

	As of December 31, 2025	As of December 31, 2024
Finance lease assets	$76,535	$—

Lease liabilities, current	57,326	—
Lease liabilities, non-current	15,368	—
Total lease liabilities	$72,694	$—

A summary of lease cost is as follows:

	For the years ended December 31,
	2025	2024
Amortization of finance lease assets	$38,268	$—
Interest of lease liabilities	1,877	—

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Weighted average discount rate	3.00%	—
Weighted average remaining lease term	1.32 years	—

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of December 31, 2025:

Minimum lease payment
Fiscal year 2026	$58,718
Fiscal year 2027	15,464
Less: imputed interest	(1,488)
Present value of finance lease liabilities	$72,694